Goodwill and Specifically Identifiable Intangible Assets (Changes In Carrying Amount Of Goodwill, By Reportable Segment) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Roll Forward]
Goodwill Gross			$ 3,932	$ 3,932
Accumulated impairment as of beginning-of-year			(2,154)	(2,154)
Impairment		$ (634)
Net goodwill as of end-of-year		1,144	1,778	1,778
Life Segment [Member]
Goodwill [Roll Forward]
Goodwill Gross			2,188	2,188
Accumulated impairment as of beginning-of-year			(1,554)	(1,554)
Impairment	$ (634)	(634)
Net goodwill as of end-of-year			634	634
Annuities Segment [Member]
Goodwill [Roll Forward]
Goodwill Gross			1,040	1,040
Accumulated impairment as of beginning-of-year			(600)	(600)
Net goodwill as of end-of-year		440	440	440
Group Protection Segment [Member]
Goodwill [Roll Forward]
Goodwill Gross			684	684
Net goodwill as of end-of-year		684	684	684
Retirement Plan Services Segment [Member]
Goodwill [Roll Forward]
Goodwill Gross			20	20
Net goodwill as of end-of-year		$ 20	$ 20	$ 20